Deferred income tax - Movement in deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Deferred tax assets at beginning of year	$ 406	$ 432
Impact of adopting IFRS 16		14
Credited to the income statement	(22)	17
Credited/(charged) to other comprehensive income	23	30
Exchange	13	1
Disposal of Food & Specialty		(76)
Deferred tax assets at end of year	420	406
Deferred tax liabilities at beginning of year	(546)	(721)
IFRS 16		(1)
(Charged)/credited to the income statement	26	16
Credited/(charged) to other comprehensive income	(6)	3
Exchange	(18)	3
Disposal of Food & Specialty		155
Deferred tax liabilities at end of year	(544)	(546)
Net deferred tax liabilities at beginning of year	(140)	(289)
IFRS 16		13
Tax (charge)/credit recognized in the income statement	4	33
Credited/(charged) to other comprehensive income	17	33
Exchange	(5)	4
Disposal of Food & Specialty		79
Net deferred tax liabilities at end of year	$ (124)	(140)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Credited to the income statement		(12)
(Charged)/credited to the income statement		(1)
Tax (charge)/credit recognized in the income statement		$ (13)